REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2015
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2015	2014

	U.S. $ in millions
Rebates	$3,177	$2,842
Medicaid	1,292	1,099
Chargebacks	1,164	1,129
Returns	640	593
Other	181	186
	$6,454	$5,849